Significant Accounting Policies - Treasury stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 09, 2019
Significant Accounting Policies
Share repurchase authorized amount		$ 2,000,000
Number of shares repurchased	120,448
Value of shares repurchased	$ 852,400
Average price	$ 7.08